Revenue from sales (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income (expense)	$ (5,012)	$ (13,589)	$ 18,957
Minera Yanacocha SRL and subsidiary [Member]
Other operating income (expense)	21,965	21,870	17,713
Sales of copper and silver [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other operating income (expense)	20,442	17,509	8,136
Other [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other operating income (expense)	$ 1,523	$ 4,361	$ 9,577